K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

March 2, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	1290 Funds – Post-Effective Amendment No. 13 to the Registration Statement on
Form N-1A (File Nos. 333-195390 and 811-22959)

Ladies and Gentlemen:

On behalf of 1290 Funds (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 13 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”) with respect to the 1290 DoubleLine Dynamic Allocation Fund. This transmission includes a conformed signature page for the Trust, the manually signed original of which is maintained at the office of the Trust.

The primary purpose of this filing is to respond to comments received on January 6 and February 23, 2016, from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on Post-Effective Amendment No. 7 (“PEA No. 7”) to the Trust’s Registration Statement as filed with the SEC on November 19, 2015, to include exhibits and other information not included in PEA No. 7 and to make other minor clarifying, updating and stylistic changes. The Post-Effective Amendment is marked to show changes from PEA No. 7.

PEA No. 7 also included a registration statement with respect to nine other new series of the Trust (collectively, the “Retirement Funds”). The Trust expects to file a separate post-effective amendment for the Retirement Funds at a later date. This filing is not intended to affect the prospectus or statement of additional information of any class of any previously registered series of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.
Anthony Geron, Esq.
Kiesha Astwood-Smith, Esq.
AXA Equitable Funds Management Group LLC